Advances from FHLB	12 Months Ended
Sep. 30, 2011
Advances from FHLB
Advances from FHLB

Note 8—Advances from FHLB

	September 30,
	2011	2010
	(In thousands)
Five year advance, maturing August 15, 2012, with interest payable quarterly at 4.78%	$10,000	$10,000
Five year advance, maturing August 8, 2012, with interest payable quarterly at 4.81%	10,000	10,000
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	9,421	9,579

Total	$34,421	$34,578

A schedule of the Company's annual principal obligations to the FHLB is as follows:

Year Ending September 30, (In thousands)
2012	$20,166
2013	176
2014	9,079
2015	5,000

$34,421

These FHLB advances are secured by stock of the FHLB in the amount of $1,904,000 and $1,956,000 at September 30, 2011 and 2010, respectively, and a blanket assignment of qualifying loans and securities.

The Company can borrow on an overnight basis from the FHLB, and had no such borrowings as of September 30, 2011 or 2010. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.